Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 506,100,707
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	USM
Common Shares
Entity Common Stock, Shares Outstanding		51,316,000
Series A Common Shares
Entity Common Stock, Shares Outstanding		33,006,000